UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21462

Tortoise Energy Infrastructure Corporation
(Exact name of registrant as specified in charter)

10801 Mastin Blvd., Suite 222, Overland Park, KS 66210
(Address of principal executive offices) (Zip code)

David J. Schulte
10801 Mastin Blvd., Suite 222, Overland Park, KS 66210
(Name and address of agent for service)

913-981-1020
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  August 31, 2007

Item 1. Schedule of Investments.
(Unaudited)
	August 31, 2007
Common Stock - 0.5% (1)	Shares	Value
Shipping - 0.5% (1)
Republic of the Marshall Islands - 0.5% (1)
Capital Product Partners L.P. (Cost $2,573,550)	119,700	$3,467,709

Master Limited Partnerships and Related Companies - 200.6% (1)
Crude/Refined Products Pipelines - 101.7% (1)
United States - 101.7% (1)
Buckeye Partners, L.P.	567,102	27,816,353
Enbridge Energy Partners, L.P.	925,300	47,181,047
Enbridge Energy Partners, L.P. (2) (3)	971,399	48,045,373
Global Partners LP	214,286	6,844,295
Holly Energy Partners, L.P. (4)	427,070	19,440,226
Kinder Morgan Management, LLC (3)	1,669,229	80,356,684
Magellan Midstream Holdings, L.P.	589,245	16,681,526
Magellan Midstream Partners, L.P.	2,210,613	95,056,359
NuStar Energy L.P.	928,289	57,767,425
NuStar GP Holdings, LLC	1,062,718	34,750,879
Plains All American Pipeline, L.P.	1,986,084	114,299,134
Plains All American Pipeline, L.P. (2)	117,529	6,560,469
SemGroup Energy Partners, L.P.	151,675	4,556,317
Spectra Energy Partners, LP	332,965	8,820,243
Sunoco Logistics Partners L.P.	934,625	50,151,978
TEPPCO Partners, L.P.	869,520	34,911,228
TransMontaigne Partners L.P.	207,800	6,755,578
		659,995,114

Natural Gas/Natural Gas Liquids Pipelines - 48.0% (1)
United States - 48.0% (1)
Boardwalk Pipeline Partners, LP	1,162,800	38,604,960
Energy Transfer Equity, L.P.(2)	729,661	25,742,440
Energy Transfer Partners, L.P.	1,722,250	89,625,890
Enterprise GP Holdings L.P.	71,400	2,735,334
Enterprise Products Partners L.P.	3,005,940	88,705,289
ONEOK Partners, L.P.	267,455	17,114,445
TC PipeLines, LP	1,307,759	48,596,324
		311,124,682

Natural Gas Gathering/Processing - 36.6% (1)
United States - 36.6% (1)
Copano Energy, L.L.C.	1,073,386	41,851,320
Crosstex Energy, L.P.	268,587	9,507,980
Crosstex Energy, L.P. (2) (5)	712,760	22,986,510
Crosstex Energy, L.P. (2) (5)	193,767	5,377,034
DCP Midstream Partners, LP	19,200	868,800
DCP Midstream Partners, LP (2)	404,625	17,985,581
Duncan Energy Partners L.P.	441,900	10,596,762
Exterran Partners, L.P.	84,700	2,908,598
Exterran Partners, L.P. (2)	258,993	8,647,776
Hiland Partners, LP	41,048	2,052,811
MarkWest Energy Partners, L.P. (4)	2,201,640	70,188,283
Regency Energy Partners LP	162,100	5,187,200
Targa Resources Partners LP	115,200	3,456,000
Williams Partners L.P.	810,707	36,149,425
		237,764,080

Shipping - 4.3% (1)
Republic of the Marshall Islands - 0.9% (1)
Teekay LNG Partners L.P.	156,200	5,462,314
United States - 3.4% (1)
K-Sea Transportation Partners L.P. (4)	571,300	22,240,709
		27,703,023

Propane Distribution - 10.0% (1)
United States - 10.0% (1)
Inergy, L.P.	1,916,784	62,429,655
Inergy Holdings, L.P.	49,715	2,236,181
		64,665,836
Total Master Limited Partnerships and Related Companies (Cost $852,797,397)		1,301,252,735

Short-Term Investment - 2.8% (1)
United States Investment Company - 2.8% (1)
First American Government Obligations Fund - Class Y, 5.03% (6)
(Cost $18,139,314)	18,139,314	18,139,314

Total Investments - 203.9% (1) (Cost $873,510,261)		1,322,859,758

Auction Rate Senior Notes - (47.0%) (1)		(305,000,000)

Interest Rate Swap Contracts - 0.2% (1)

$355,000,000 notional - Unrealized Appreciation, Net		1,263,948

Liabilities in Excess of Cash and Other Assets - (28.6%) (1)		(185,572,831)

Preferred Shares at Redemption Value - (28.5%) (1)		(185,000,000)

Total Net Assets Applicable to Common Stockholders - 100.0% (1)		$648,550,875

(1) Calculated as a percentage of net assets applicable to common stockholders.
(2) Fair valued securities represent a total market value of $135,345,183 which represents 20.9% of net assets. These securities are deemed to be restricted.
(3) Security distributions are paid-in-kind.
(4) Affiliated investment; the Company owns 5% or more of the outstanding voting securities of the issuer.
(5) Non-income producing.
(6) Rate indicated is the 7-day effective yield as of August 31, 2007.

Certain of the Company’s investments are restricted and are valued as determined in accordance with procedures established by the Board of Directors.  The table below shows the number of units held, acquisition date, acquisition cost, value per unit of such securities and percent of net assets which the securities comprise at August 31, 2007.

Investment Security		Number of Units	Acquisition Date	Acquisition Cost	Value Per Unit	Value as Percent of Net Assets
Crosstex Energy, L.P.	Series C Subordinated Units	712,760	6/29/06	$ 20,000,046	$32.25	3.6%
Crosstex Energy, L.P.	Series D Subordinated Units	193,767	3/23/07	5,000,002	27.75	0.8
DCP Midstream Partners, LP	Common Units	404,625	6/22/07	17,500,031	44.45	2.8
Enbridge Energy Partners, L.P.	Class C Common Units	971,399	4/02/07	50,000,000	49.46	7.4
Energy Transfer Equity, L.P.	Common Units	729,661	11/27/06	20,000,008	35.28	4.0
Exterran Partners, L.P.	Common Units	258,993	7/09/07	9,000,007	33.39	1.3
Plains All American Pipeline, L.P.	Common Units	117,529	6/25/07	7,000,000	55.82	1.0
				$128,500,094		20.9%

The carrying value per unit of unrestricted common units of Crosstex Energy, L.P. (into which the restricted subordinated units are convertible) was $34.65 on March 23, 2007, the date of the purchase agreement and date an enforceable right to acquire the restricted Crosstex Energy, L.P. units was obtained by the Company.  The carrying value per unit of unrestricted common units of DCP Midstream Partners, LP was $45.48 on June 22, 2007, the date of the purchase agreement and date an enforceable right to acquire the restricted DCP Midstream Partners, L.P. units was obtained by the Company.  The carrying value per unit of unrestricted common units of Enbridge Energy Partners, L.P. (into which the restricted Class C common units are convertible) was $56.39 on April 2, 2007, the date of the purchase agreement and date an enforceable right to acquire the restricted Enbridge Energy Partners, L.P. units was obtained by the Company.  The carrying value per unit of unrestricted common units of Exterran Partners, L.P. was $39.44 on July 9, 2007, the date of the purchase agreement and date an enforceable right to acquire the restricted Exterran Partners, L.P. units was obtained by the Company.  The carrying value per unit of unrestricted common units of Plains All American Pipeline, L.P. was $63.76 on June 25, 2007, the date of the purchase agreement and date an enforceable right to acquire the restricted Plains All American Pipeline, L.P. units was obtained by the Company.

Investments representing 5 percent or more of the outstanding voting securities of a portfolio company result in that company being considered an affiliated company, as defined in the Investment Company Act of 1940. The aggregate market value of all securities of affiliates held by the Company as of August 31, 2007 amounted to $111,869,218, representing 17.2 percent of net assets applicable to common stockholders.  A summary of affiliated transactions for each company which is or was an affiliate at August 31, 2007 or during the period from December 1, 2006 to August 31, 2007, is as follows:

	Share Balance 11/30/06	Gross Additions	Gross Reductions	Realized Gain (Loss)	Gross Distributions Received	August 31, 2007
						Share Balance	Value
Holly Energy Partners, L.P.	427,070	$ -	$ -	$ -	$ 884,035	427,070	$ 19,440,226
K-Sea Transportation Partners L.P.	571,300	-	-	-	1,165,452	571,300	22,240,709
MarkWest Energy Partners, L.P. (1)(2)	1,016,877	1,384,765	-	-	3,268,027	2,201,640	70,188,283
		$1,384,765	$ -	$ -	$5,317,514		$111,869,218

(1)	2:1 stock split on March 1, 2007.
(2)	121,186 unregistered shares registered for re-sale in a registration statement declared effective on July 11, 2007.

As of August 31, 2007, the aggregate cost of securities for federal income tax purposes was $812,365,415.  At August 31, 2007, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $513,120,492, the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,626,149 and the net unrealized appreciation was $510,494,343.

Item 2. Controls and Procedures.

(a)
The registrant’s President and Chief Executive Officer and its Chief Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TORTOISE ENERGY INFRASTRUCTURE CORPORATION

Date: October 29, 2007	By:	/s/ David J. Schulte
David J. Schulte
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

TORTOISE ENERGY INFRASTRUCTURE CORPORATION

Date: October 29, 2007	By:	/s/ David J. Schulte
David J. Schulte
President and Chief Executive Officer

Date: October 29, 2007	By:	/s/ Terry Matlack
Terry Matlack
Chief Financial Officer